Fair Value of Financial Instruments - Fair Value Measurements (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value Assets And Liabilities Measured On Recurring And Non-recurring Basis [Line Items]
Cash and cash equivalents	$ 35,346	$ 32,132
Restricted cash	34,606	29,529
Loans receivable from related parties	780	0
Term Loan B facility	(440,514)	0
Other long-term debt	(100,020)	(299,709)
Fair Value Inputs Level I
Fair Value Assets And Liabilities Measured On Recurring And Non-recurring Basis [Line Items]
Cash and cash equivalents	35,346
Restricted cash	34,606
Loans receivable from related parties	780
Term Loan B facility	0
Other long-term debt	0
Fair Value Inputs Level II
Fair Value Assets And Liabilities Measured On Recurring And Non-recurring Basis [Line Items]
Cash and cash equivalents	0
Restricted cash	0
Loans receivable from related parties	0
Term Loan B facility	(440,514)
Other long-term debt	(100,020)
Fair Value Inputs Level III
Fair Value Assets And Liabilities Measured On Recurring And Non-recurring Basis [Line Items]
Cash and cash equivalents	0
Restricted cash	0
Loans receivable from related parties	0
Term Loan B facility	0
Other long-term debt	$ 0